Average Annual Total Returns		12 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	Jul. 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%		13.15%	14.29%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.05%		9.83%	9.78%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		10.60%		8.67%	11.01%
MSCI World Index (Net) USD (reflects no deduction for fees, expenses or taxes, including foreign withholding taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Index (Net) USD(reflects no deduction for fees, expenses or taxes, including foreign withholding taxes)
Average Annual Return, Percent		21.09%		12.15%	12.17%
MSCI World Index (Net) USD (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World Index (Net) USD(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.09%	15.23%	12.15%	12.17%
MSCI World ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World ex-USA Index (Net) USD(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.85%		9.46%	8.55%
MSCI World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI World ex-USA Small Cap Index (Net) USD(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		34.07%	10.96%	6.49%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Value Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		15.71%		11.18%	10.46%
ICE BofA US Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.78%		0.11%	3.36%
ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.81%		4.17%	6.08%
Hotchkis & Wiley Mid-Cap Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		7.87%		13.64%	8.51%
Performance Inception Date	Jan. 02, 1997
Hotchkis & Wiley Mid-Cap Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		7.52%		13.40%	8.00%
Hotchkis & Wiley Mid-Cap Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		4.91%		10.94%	6.80%
Hotchkis & Wiley Mid-Cap Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		2.00%		12.20%	7.70%
Performance Inception Date	Jan. 02, 2001
Hotchkis & Wiley Mid-Cap Value Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class Z
Average Annual Return, Percent		8.02%		13.79%	8.60%
Performance Inception Date	Sep. 30, 2019
Hotchkis & Wiley Global Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		23.77%		14.15%	10.60%
Performance Inception Date	Dec. 31, 2012
Hotchkis & Wiley Global Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		21.05%		12.12%	9.11%
Hotchkis & Wiley Global Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		15.81%		11.01%	8.38%
Hotchkis & Wiley Global Value Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		16.96%		12.65%	9.72%
Performance Inception Date	Aug. 30, 2013
Hotchkis and Wiley International Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		41.39%		15.49%	9.90%
Performance Inception Date	Dec. 31, 2015
Hotchkis and Wiley International Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		36.87%		13.64%	8.51%
Hotchkis and Wiley International Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		28.34%		12.43%	7.93%
Hotchkis and Wiley International Small Cap Diversified Value Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		30.93%	16.42%	11.91%
Performance Inception Date	Jun. 30, 2020
Hotchkis and Wiley International Small Cap Diversified Value Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		29.88%	12.98%	8.42%
Hotchkis and Wiley International Small Cap Diversified Value Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		19.66%	12.33%	8.50%
Hotchkis & Wiley Opportunities Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		14.55%		14.93%	12.38%
Performance Inception Date	Dec. 31, 2002
Hotchkis & Wiley Opportunities Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		13.35%		12.89%	10.76%
Hotchkis & Wiley Opportunities Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		9.08%		11.57%	9.78%
Hotchkis & Wiley Opportunities Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		8.28%		13.42%	11.49%
Performance Inception Date	Dec. 31, 2002
Hotchkis & Wiley Opportunities Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class C
Average Annual Return, Percent		12.45%		13.82%	11.28%
Performance Inception Date	Aug. 28, 2003
Hotchkis & Wiley Opportunities Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class Z
Average Annual Return, Percent		14.69%		15.03%	12.44%
Performance Inception Date	Sep. 30, 2019
Hotchkis & Wiley High Yield Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class I
Average Annual Return, Percent		7.25%		4.58%	5.61%
Performance Inception Date	Mar. 31, 2009
Hotchkis & Wiley High Yield Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions – Class I
Average Annual Return, Percent		4.56%		2.22%	3.11%
Hotchkis & Wiley High Yield Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares – Class I
Average Annual Return, Percent		4.25%		2.45%	3.20%
Hotchkis & Wiley High Yield Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class A
Average Annual Return, Percent		2.93%		3.53%	4.92%
Performance Inception Date	May 29, 2009
Hotchkis & Wiley High Yield Fund Class Z
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes – Class Z
Average Annual Return, Percent		7.26%		4.67%	5.68%
Performance Inception Date	Mar. 29, 2018